Leases - Summary of Detailed Information About Amounts Recognized In Profit of Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)
Disclosure Of Detailed Information About Lease Cost [Line Items]
Depreciation charge for right-of-use assets	¥ 43,129	$ 6,204	¥ 41,458	[1]	¥ 43,127	[1]
Interest expenses on lease liabilities	1,547	223	1,819		¥ 2,198
Expenses relating to short-term leases (included in selling, general and administrative expenses and research and development expenses)	25,022	3,599	27,686
Total amount recognized in profit or loss	¥ 69,698	$ 10,026	¥ 70,963

[1]	In 2020, COVID-19 related rent rebate received from lessors of RMB 0.2 million has been offset against the depreciation of right-of-use assets.